Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Liabilities Measured on Recurring Basis Unobservable Input Reconciliation (Detail) - Derivative Financial Instruments, Liabilities [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
At January 1,	$ 0	$ 1,764	$ 1,662
Net fair value changes recognized in profit or loss	0	(1,704)	0
Converted into class A shares	0	(55)	0
Exchange alignment	0	(5)	102
At December 31,	$ 0	$ 0	$ 1,764